Intangible assets and goodwill (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	$ 151,759,000	$ 147,411,000	$ 148,816,000
Additions	78,376,000	1,118,000	2,285,000
Increases (decreases) for transfers	0	(205,000)
Other increases / decreases for foreign currency exchange rates	(6,000)
Impairment	(5,195,000)	0
Transferred to available for sale	0
Other increases (decreases)	1,070,000	(1,319,000)	(856,000)
Amortization	(3,003,000)	(2,691,000)	(2,834,000)
Total increases (decreases)	71,242,000	(3,097,000)
Final balance	223,001,000	151,759,000	147,411,000
Finite intangible assets [Member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	37,972,000
Additions	0
Increases (decreases) for transfers	0
Other increases / decreases for foreign currency exchange rates	0
Impairment	(3,254,000)
Transferred to available for sale	0
Other increases (decreases)	0
Amortization	0
Total increases (decreases)	(3,254,000)
Final balance	34,718,000	37,972,000
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	172,589,000	164,668,000	167,059,000
Additions	78,376,000	1,118,000	2,285,000
Increases (decreases) for transfers	0	(205,000)
Other increases / decreases for foreign currency exchange rates	(10,000)
Impairment	0	0
Transferred to available for sale	0
Other increases (decreases)	3,880,000	(437,000)	(4,676,000)
Total increases (decreases)	82,246,000	476,000
Final balance	254,835,000	172,589,000	164,668,000
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(20,830,000)	(17,257,000)	(18,243,000)
Additions	0	0	0
Other increases / decreases for foreign currency exchange rates	4,000
Impairment	(5,195,000)
Other increases (decreases)	(2,810,000)	(882,000)	3,820,000
Amortization	(3,003,000)	(2,691,000)	(2,834,000)
Total increases (decreases)	(11,004,000)	(3,573,000)
Final balance	(31,834,000)	(20,830,000)	(17,257,000)
Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0
Additions	0
Other increases / decreases for foreign currency exchange rates	0
Impairment	(1,729,000)
Other increases (decreases)	0
Amortization	(88,000)
Total increases (decreases)	(1,817,000)
Final balance	(1,817,000)	0
Accumulated depreciation and amortisation [member] | Finite intangible assets [Member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0
Additions	0
Other increases / decreases for foreign currency exchange rates	0
Impairment	(3,254,000)
Other increases (decreases)	0
Amortization	0
Total increases (decreases)	(3,254,000)
Final balance	(3,254,000)	0
Indeifinite Intangible assets [Member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	37,972,000	37,972,000	38,388,000
Additions		0	0
Increases (decreases) for transfers		0
Impairment		0
Other increases (decreases)		0	(416,000)
Amortization		0	0
Total increases (decreases)		0
Final balance		37,972,000	37,972,000
Indeifinite Intangible assets [Member] | Gross carrying amount [member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	37,972,000	37,972,000	38,388,000
Additions	0	0	0
Increases (decreases) for transfers	0	0
Other increases / decreases for foreign currency exchange rates	0
Impairment	0	0
Transferred to available for sale	0
Other increases (decreases)	0	0	(416,000)
Total increases (decreases)	0	0
Final balance	37,972	37,972,000	37,972,000
Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0	0	0
Additions		0	0
Other increases (decreases)		0	0
Amortization		0	0
Total increases (decreases)		0
Final balance		0	0
Brand names [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		0	0
Additions			0
Other increases (decreases)			0
Amortization			0
Final balance			0
Brand names [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	25,060,000	0	3,821,000
Additions	1,159,000		0
Increases (decreases) for transfers	0
Other increases / decreases for foreign currency exchange rates	(5,000)
Impairment	0
Transferred to available for sale	0
Other increases (decreases)	2,619,000		(3,821,000)
Total increases (decreases)	3,773,000
Final balance	28,833,000	25,060,000	0
Brand names [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		0	(3,821,000)
Additions			0
Other increases (decreases)			3,821,000
Amortization			0
Final balance			0
Computer software [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	5,291,000	7,046,000	9,813,000
Additions	1,159,000	939,000	160,000
Increases (decreases) for transfers	0	0
Other increases / decreases for foreign currency exchange rates	(1,000)
Impairment	0	0
Transferred to available for sale	0
Other increases (decreases)	(191,000)	(41,000)	(131,000)
Amortization	(2,880,000)	(2,653,000)	(2,796,000)
Total increases (decreases)	(1,913,000)	(1,755,000)
Final balance	3,378,000	5,291,000	7,046,000
Computer software [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	25,060,000	23,280,000	23,251,000
Additions	5,000	939,000	160,000
Increases (decreases) for transfers	0	0
Other increases / decreases for foreign currency exchange rates	(1,000)
Impairment	0	0
Transferred to available for sale	0
Other increases (decreases)	0	841,000	(131,000)
Total increases (decreases)	4,000	1,780,000
Final balance	1,254,000	25,060,000	23,280,000
Computer software [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(19,769,000)	(16,234,000)	(13,438,000)
Additions	0	0	0
Other increases / decreases for foreign currency exchange rates	4,000
Impairment	0
Other increases (decreases)	(2,810,000)	(882,000)	0
Amortization	(2,880,000)	(2,653,000)	(2,796,000)
Total increases (decreases)	(5,686,000)	(3,535,000)
Final balance	(25,455,000)	(19,769,000)	(16,234,000)
Copyrights, patents and other industrial property rights, service and operating rights [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	189,000	460,000	464,000
Additions		8,000	25,000
Increases (decreases) for transfers		0
Impairment		0
Other increases (decreases)		(241,000)	9,000
Amortization		(38,000)	(38,000)
Total increases (decreases)		(271,000)
Final balance		189,000	460,000
Copyrights, patents and other industrial property rights, service and operating rights [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,250,000	1,483,000	1,448,000
Additions	77,201,000	8,000	25,000
Increases (decreases) for transfers	0	0
Other increases / decreases for foreign currency exchange rates	(4,000)
Impairment	0	0
Transferred to available for sale	0
Other increases (decreases)	1,294,000	(241,000)	10,000
Total increases (decreases)	78,491,000	(233,000)
Final balance	184,849,000	1,250,000	1,483,000
Copyrights, patents and other industrial property rights, service and operating rights [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(1,061,000)	(1,023,000)	(984,000)
Additions	0	0	0
Other increases / decreases for foreign currency exchange rates	0
Impairment	(7,000)
Other increases (decreases)	0	0	(1,000)
Amortization	(35,000)	(38,000)	(38,000)
Total increases (decreases)	(42,000)	(38,000)
Final balance	(1,103,000)	(1,061,000)	(1,023,000)
Copyrights, patents and other industrial property rights, service and operating rights [member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	189,000	98,596,000	96,500,000
Additions	5,000		2,100,000
Increases (decreases) for transfers	0
Other increases / decreases for foreign currency exchange rates	(1,000)
Impairment	(7,000)
Transferred to available for sale	0
Other increases (decreases)	0		(4,000)
Amortization	(35,000)		0
Total increases (decreases)	(38,000)
Final balance	151,000	189,000	98,596,000
Mining Property Water Rights And Rights Of Way [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	106,358,000
Additions	77,201,000
Increases (decreases) for transfers	0
Other increases / decreases for foreign currency exchange rates	(4,000)
Impairment	(1,729,000)
Transferred to available for sale	0
Other increases (decreases)	1,294,000
Amortization	(88,000)
Total increases (decreases)	76,674,000
Final balance	183,032,000	106,358,000
Mining Property Water Rights And Rights Of Way [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	106,358,000	106,436,000
Increases (decreases) for transfers		(205,000)
Impairment		0
Other increases (decreases)		127,000
Amortization		0
Total increases (decreases)		(78,000)
Final balance		106,358,000	106,436,000
Mining Property Water Rights And Rights Of Way [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	106,358,000	106,436,000
Additions		0
Increases (decreases) for transfers		(205,000)
Impairment		0
Other increases (decreases)		127,000
Total increases (decreases)		(78,000)
Final balance		106,358,000	106,436,000
Mining Property Water Rights And Rights Of Way [Member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0	0
Additions		0
Other increases (decreases)		0
Amortization		0
Total increases (decreases)		0
Final balance		0	0
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		98,596,000	96,500,000
Additions			2,100,000
Increases (decreases) for transfers
Other increases / decreases for foreign currency exchange rates
Impairment
Transferred to available for sale
Other increases (decreases)			(4,000)
Total increases (decreases)
Final balance			98,596,000
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		0	0
Additions			0
Other increases / decreases for foreign currency exchange rates
Impairment
Other increases (decreases)			0
Amortization			0
Total increases (decreases)
Final balance			0
Customer-related intangible assets [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		2,942,000
Increases (decreases) for transfers
Final balance			2,942,000
Customer-related intangible assets [member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,778,000
Additions	0
Increases (decreases) for transfers		0
Other increases / decreases for foreign currency exchange rates	0
Impairment	(205,000)	0
Transferred to available for sale	0
Other increases (decreases)	0	(1,164,000)
Amortization	0	0
Total increases (decreases)	(205,000)	(1,164,000)
Final balance	1,573,000	1,778,000
Customer-related intangible assets [member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,778,000	2,942,000	3,651,000
Additions	0	0	0
Increases (decreases) for transfers	0	0
Other increases / decreases for foreign currency exchange rates	0
Impairment	0	0
Transferred to available for sale	0
Other increases (decreases)	0	(1,164,000)	(314,000)
Total increases (decreases)	1,778,000	(1,164,000)
Final balance	1,778,000	1,778,000	2,942,000
Customer-related intangible assets [member] | Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		0	0
Additions	0	0	0
Other increases / decreases for foreign currency exchange rates	0
Impairment	(205,000)
Other increases (decreases)	0	0	0
Amortization	0	0	0
Total increases (decreases)	(205,000)	0
Final balance	(205,000)		0
Other Intangible Assets [Member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0
Additions	0
Other increases / decreases for foreign currency exchange rates	0
Impairment	0
Other increases (decreases)	0
Amortization	0
Total increases (decreases)	0
Final balance	0	0
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	171,000	3,337,000	3,651,000
Additions	11,000	171,000	0
Increases (decreases) for transfers	0	0
Other increases / decreases for foreign currency exchange rates	0
Impairment	0	0
Transferred to available for sale	0
Other increases (decreases)	(33,000)	0	(314,000)
Amortization	0	0	0
Total increases (decreases)	(22,000)	171,000
Final balance	149,000	171,000	3,337,000
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	171,000	0
Additions	11,000	171,000
Increases (decreases) for transfers	0	0
Other increases / decreases for foreign currency exchange rates	0
Impairment	0	0
Transferred to available for sale	0
Other increases (decreases)	(33,000)	0
Total increases (decreases)	(22,000)	171,000
Final balance	149,000	171,000	0
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	$ 0	0
Additions		0
Other increases (decreases)		0
Amortization		0
Total increases (decreases)		0
Final balance		$ 0	$ 0